CONTRIBUTING EMPLOYEE OWNERSHIP PLAN (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Employer matching contributions to employee ownership plan	$ 6.6	$ 4.3	$ 6.9	$ 5.7	$ 5.2
Initial vesting period (in years)			2
Initial vesting period vested percentage			25.00%
Additional vesting percentage for each additional year of service			25.00%
Years of service for full vesting			5
Vesting percentage after five years			100.00%
Number of days an employee is prohibited from trading out of the fund to which the transfer was made			7